Commitments and Contingencies (Details) - Schedule of future minimum lease payments for operating and finance leases - USD ($)	Jun. 30, 2022	Dec. 31, 2021
ROU Operating Leases [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments for operating and finance leases [Line Items]
2021		$ 68,600
2022
2023
Thereafter
Total		68,600
Less imputed interest		(2,231)
Total liability	$ 9,719	66,369
Finance Leases [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments for operating and finance leases [Line Items]
2021
2022
2023
Thereafter
Total
Less imputed interest
Total liability